SHARE CAPITAL (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Nov. 29, 2024	Jun. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		400,000,000	400,000,000
Common shares, par value (in dollars per share)		$ 1.00	$ 1.00
Common shares, shares issued (in shares)		53,726,718	53,726,718
Treasury stock held (in shares)		763,827	0
Authorized amount of share repurchase program	$ 40,000
Repurchase period (in years)	2 years
Purchase of treasury shares (in shares)		763,827	0
Purchase of treasury Shares		$ 4,313	$ 0
EPS
Class of Stock [Line Items]
Common shares, shares issued (in shares)		31,354,390	31,254,390
Public markets
Class of Stock [Line Items]
Common shares, shares issued (in shares)		21,608,501	22,472,328